                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               ----------
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Cincinnati Insurance Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-10753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth S. Miller              Fairfield, Ohio              February 9, 2007
---------------------   -------------------------------------   ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                1

Form 13F Information Table Entry Total          55

Form 13F Information Table Value Total   4,476,190
                                        (thousands)

List of Other Included Managers

No.    File No.   Name
01    028-10798   Cincinnati Financial Corporation


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
COLUMN 1                         COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                         VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP    [x$1000]   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE      SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
AGL RESOURCES                COMMON          001204106     9,813    252,200 SH       SHARED        01            --    252,200   --
ALLIANCEBERNSTEIN            COMMON          01881G106   164,707  2,048,600 SH       SHARED        01            --  2,048,600   --
ALLIED WASTE INDUSTRIES INC  CONVERTIBLE DEB 019589AD2     4,823  5,050,000 PRN      SHARED        01            --         --   --
ARTHUR J GALLAGHER           COMMON          363576109       334     11,300 SH       SHARED        01            --     11,300   --
BB & T CORP                  COMMON          054937107     8,294    188,800 SH       SHARED        01            --    188,800   --
BOSTON PROPERTIES INC        CONVERTIBLE DEB 10112RAG9     2,955  2,550,000 PRN      SHARED        01            --         --   --
CAMDEN PROPERTY TRUST        COMMON          133131102     7,385    100,000 SH       SHARED        01            --    100,000   --
CHEVRON CORPORATION          COMMON          166764100    66,059    898,400 SH       SHARED        01            --    898,400   --
CONOCOPHILLIPS               COMMON          20825C104    25,183    350,000 SH       SHARED        01            --    350,000   --
CRESCENT REAL ESTATE
   $1.6875 CV PFD            CONVERTIBLE PFD 225756204     3,282    150,000 SH       SHARED        01            --         --   --
DEVELOPERS DIVERSIFIED
   REALTY                    COMMON          251591103     3,148     50,000 SH       SHARED        01            --     50,000   --
DUKE ENERGY CORP             COMMON          26441C105    54,657  1,645,800 SH       SHARED        01            --  1,645,800   --
EQUITABLE RESOURCES INC      COMMON          294549100    25,050    600,000 SH       SHARED        01            --    600,000   --
EXXON MOBIL CORPORATION      COMMON          30231G102   484,302  6,320,000 SH       SHARED        01            --  6,320,000   --
FIFTH THIRD BANCORP          COMMON          316773100 1,765,571 43,136,352 SH       SHARED        01            -- 43,136,352   --
FORTUNE BRANDS INC           COMMON          349631101    29,887    350,000 SH       SHARED        01            --    350,000   --
GENERAL ELECTRIC CO          COMMON          369604103    53,955  1,450,000 SH       SHARED        01            --  1,450,000   --
GENUINE PARTS CO             COMMON          372460105    46,097    971,900 SH       SHARED        01            --    971,900   --
GLIMCHER REALTY TRUST        COMMON          379302102     2,671    100,000 SH       SHARED        01            --    100,000   --
HUNTINGTON BANCSHARES INC    COMMON          446150104     1,515     63,800 SH       SHARED        01            --     63,800   --
HUTCHINSON TECH              CONVERTIBLE DEB 448407AF3     2,322  2,500,000 PRN      SHARED        01            --         --   --
JOHNSON & JOHNSON            COMMON          478160104   145,911  2,210,100 SH       SHARED        01            --  2,210,100   --
KAMAN CORP CV DEB            CONVERTIBLE DEB 483548AC7     1,854  1,812,899 PRN      SHARED        01            --         --   --
KELLWOOD CORP                CONVERTIBLE DEB 488044AF5     8,109  8,650,000 PRN      SHARED        01            --         --   --
LIBERTY MEDIA CORP           CONVERTIBLE DEB 530715AR2     9,113 10,930,000 PRN      SHARED        01            --         --   --
LINCOLN NATIONAL CORP        COMMON          534187109    21,638    325,869 SH       SHARED        01            --    325,869   --
LINEAR TECHNOLOGY CORP       COMMON          535678106     7,907    260,800 SH       SHARED        01            --    260,800   --
MEDTRONIC INC                COMMON          585055106    29,979    560,250 SH       SHARED        01            --    560,250   --
MICROCHIP TECHNOLOGY INC     COMMON          595017104     9,810    300,000 SH       SHARED        01            --    300,000   --
NATIONAL AUSTRALIA BANK
   $1.96875 EX CAPS          CONVERTIBLE PFD 632525309    15,708    305,000 SH       SHARED        01            --         --   --
NATIONAL CITY CORPORATION    COMMON          635405103   256,834  7,025,000 SH       SHARED        01            --  7,025,000   --
NATIONAL RETAIL PPTYS INC    COMMON          637417106     6,082    265,000 SH       SHARED        01            --    265,000   --
NEW PLAN EXCEL RLTY TRUST
   INC                       COMMON          648053106    11,956    435,095 SH       SHARED        01            --    435,095   --
NEW YORK COMMUNITY BANCORP
   6% CV TR PFD              CONVERTIBLE PFD 64944P307     4,427     95,000 SH       SHARED        01            --         --   --
NORAM ENERGY CORP CV DEB     CONVERTIBLE DEB 655419AC3    13,245 13,311,550 PRN      SHARED        01            --         --   --
OMNICARE INC                 CONVERTIBLE DEB 681904AL2     6,203  7,150,000 PRN      SHARED        01            --         --   --
PARTNERRE LTD                COMMON          G6852T105     2,471     34,784 SH       SHARED        01            --     34,784   --
PEPSICO INC                  COMMON          713448108    31,275    500,000 SH       SHARED        01            --    500,000   --
PFIZER INC                   COMMON          717081103    24,087    930,000 SH       SHARED        01            --    930,000   --
PIEDMONT NATURAL GAS         COMMON          720186105    79,876  2,986,000 SH       SHARED        01            --  2,986,000   --
PNC FINANCIAL SERVICES GROUP COMMON          693475105   134,012  1,810,000 SH       SHARED        01            --  1,810,000   --
PROCTER & GAMBLE CORPORATION COMMON          742718109   358,627  5,580,000 SH       SHARED        01            --  5,580,000   --
REINSURANCE GROUP OF AMERICA


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
   5.75% PIERS               CONVERTIBLE PFD 759351307     7,631    109,400 SH       SHARED        01            --         --   --
SCHERING-PLOUGH CORP         CONVERTIBLE PFD 806605606     9,330    164,000 SH       SHARED        01            --         --   --
SEACOR SMITH INC NOTES       CONVERTIBLE DEB 811904AH4     4,358  3,000,000 PRN      SHARED        01            --         --   --
SIMON PROPERTY GROUP INC     COMMON          828806109    20,258    200,000 SH       SHARED        01            --    200,000   --
SKY FINANCIAL GROUP INC      COMMON          83080P103    26,401    925,050 SH       SHARED        01            --    925,050   --
SYSCO CORP                   COMMON          871829107       257      7,000 SH       SHARED        01            --      7,000   --
TANGER FCTRY OUTLET          COMMON          875465106    15,882    406,400 SH       SHARED        01            --    406,400   --
TRAVELERS PROPERTY CASUALTY
   C                         CONVERTIBLE DEB 89420G307    10,848    415,000 PRN      SHARED        01            --         --   --
U S BANCORP                  COMMON          902973304   123,398  3,409,720 SH       SHARED        01            --  3,409,720   --
VORNADO REALTY TRUST         CONVERTIBLE DEB 929043AE7     4,544  4,550,000 PRN      SHARED        01            --         --   --
WACHOVIA CORP                COMMON          929903102    28,777    505,300 SH       SHARED        01            --    505,300   --
WELLS FARGO & CO             COMMON          949746101   116,103  3,265,000 SH       SHARED        01            --  3,265,000   --
WYETH                        COMMON          983024100   167,272  3,285,000 SH       SHARED        01            --  3,285,000   --
                                                       ---------
                                                       4,476,190
                                                       =========


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